SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity Condition, Cash, cash equivalents and time deposits, Short-term investment, Property and equipment, Revenue Recognition, Advertising costs, Operating lease, Government grant and Employee benefits (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended				24 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Net loss	$ (149,225)	¥ (1,038,878)	¥ (592,199)	¥ (147)
Accumulated deficit	(183,752)						¥ (1,279,248)		¥ (243,162)
Net current liability							1,568,000
Equity Method Investment, Other than Temporary Impairment	287	2,000	35,524	10,000
Deferred income tax benefit	(6,613)	(46,037)	(46,595)	(1,171)
Net Cash Provided by (Used in) Operating Activities	(4,558)	(31,730)	163,081	301,705
Cash payment for special investigation		52,000
Restricted cash, collateral bank loan								$ 2,000	14,700
Deferred revenue liability							1,586,000		648,050	¥ 295,524
Operating Lease, Liability, Current	34,719						241,710
Cash, cash equivalents, time deposits and restricted time deposits				704,786					621,188
Short-term investment				950,000
Advertising costs		416,814	339,385	270,790
Net revenues	$ 294,659	2,051,354	2,085,371	1,753,695
Contributions to employee benefits		¥ 143,438	129,455	84,275
Number of operating segments | segment	2	2
Goodwill Impairment					¥ 0
Operating Lease, Right-of-Use Asset, Amortization	$ 31,359	¥ 218,314
Deferred revenue							1,585,970		830,019
Revenue expected to be recognized on these contracts							¥ 215,663
Subsequent event
Significant Accounting Policies [Line Items]
Revenue expected to be recognized on these contracts						¥ 32,334
Grant
Significant Accounting Policies [Line Items]
Net revenues		¥ 1,665	¥ 2,292	7,435
PRC | RMB Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits				511,866					470,673
PRC | US Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits				131,129					136,640
Hong Kong | RMB Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits				147					132
Hong Kong | US Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits				53,148					9,939
Hong Kong | HK Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits				15					74
US | US Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits				6,311					135
Taiwan | TWD Denominated Bank Deposit
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits				¥ 2,170					24
Canada | CAD
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits									¥ 3,571
Office buildings
Significant Accounting Policies [Line Items]
Useful life	45 years	45 years
Furniture
Significant Accounting Policies [Line Items]
Useful life	5 years	5 years
Minimum
Significant Accounting Policies [Line Items]
Contributions to employee benefits, percentage of salary	20.70%	20.70%
Business and Value Added Taxes	3.00%	3.00%
Minimum | Office equipment
Significant Accounting Policies [Line Items]
Useful life	3 years	3 years
Maximum
Significant Accounting Policies [Line Items]
Contributions to employee benefits, percentage of salary	51.10%	51.10%
Business and Value Added Taxes	6.00%	6.00%
Maximum | Office equipment
Significant Accounting Policies [Line Items]
Useful life	4 years	4 years